Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment)(Details) (USD $)	Dec. 31, 2014
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 29,897,000
2016	32,497,000
2017	34,434,000
2018	36,405,000
2019	38,266,000
2020 - 2024	219,771,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	1,427,000
2016	1,462,000
2017	1,502,000
2018	1,548,000
2019	1,597,000
2020 - 2024	$ 8,831,000